Capital stock and capital risk management - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 05, 2025	Dec. 03, 2025	Apr. 11, 2025	Apr. 09, 2025	Dec. 31, 2023	Mar. 15, 2023	Dec. 31, 2022
Value of stock issued	$ 491,165	$ 398,064
Shares issued	299,687
Number of shares issued	299,687
Number of shares outstanding	104,299,705	95,285,453					95,355,432		88,406,480
Creation of a fund to acquire own shares						$ 50,000
Increase (Decrease) Through Number Of Shares Repurchased Equity	1,213,371	2,081,198
Increase (Decrease) Through Share Repurchase, Equity	$ (50,000)	$ (99,846)
Percentage of legal reserve to share capital	20.00%
Share Repurchase Reserve	$ 179,324	129,324
Total amount of legal reserve	$ 8,233	$ 8,233
Bottom of range [member]
Percentage of profit allocated to legal reserve	5.00%
Treasury shares [member]
Number of shares outstanding	24,492,536	33,506,788
Series A common shares [member]
Value of stock issued								$ 32,144
Shares issued	299,687				7,297,507			1,176,811
Number of shares approved for incentive plans			19,965	156,587
Number of shares issued	299,687				7,297,507			1,176,811
Number of shares outstanding	104,299,703	95,285,451					95,355,430		88,406,478
Increase (Decrease) Through Number Of Shares Repurchased Equity	1,213,371	2,081,198
Increase (Decrease) Through Share Repurchase, Equity	$ (50,000)	$ (99,846)
Series A common shares to LTIP [member]
Shares issued	2,930,116	2,011,219
Number of shares issued	2,930,116	2,011,219